Prepaid Expenses - Summary of Prepaid Expenses (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of prepaid expenses [abstract]
Incremental costs of obtaining contracts	₩ 1,882,296	₩ 1,888,182
Others	71,473	86,133
Current prepaid expenses	1,953,769	1,974,315
Incremental costs of obtaining contracts	1,022,813	996,180
Others	63,294	77,242
Noncurrent prepayments	₩ 1,086,107	₩ 1,073,422